CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non-controlling interests
Balance at beginning of the year (in shares) at Dec. 31, 2022	[1]	42,269,659
Balance at beginning of the year at Dec. 31, 2022		$ 1,556,160	$ 50,724	$ 950,520	$ 538,551	$ (29,197)	$ (3,045)	$ 1,507,553	$ 48,607
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	407,233
Issuance of shares under share-based compensation plan (see note 30.1)		$ 47,960	489	47,471				47,960
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	48,130
Issuance of shares under ESPP plan (note 25.4)		$ 9,213	58	9,155				9,213
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	403,760
Issuance of shares under subscription agreement (see note 30.1)		$ 72,926	485	72,441				72,926
Share-based compensation plan (see note 25)		$ 27,726		27,726				27,726
Repurchase of shares (note 25.4) (in shares)	[1]	(42,500)
Repurchase of shares (note 25.4)		$ (11,523)	(51)	(11,472)				(11,523)
Put option over non-controlling interest (note 3.13.3)		75,092		(72,923)				(72,923)	(2,169)
Non-controlling interest arising on a business combination (note 26)		17,078							17,078
Other comprehensive income (loss) for the year		(7,275)				(19,252)	9,446	(9,806)	2,531
Net income for the year		$ 158,508			158,538			158,538	(30)
Balance at end of the year (in shares) at Dec. 31, 2023	[1]	43,086,282
Balance at end of the year at Dec. 31, 2023		$ 1,795,681	51,705	1,022,918	697,089	(48,449)	6,401	1,729,664	66,017
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	399,539
Issuance of shares under share-based compensation plan (see note 30.1)		$ 56,273	479	55,794				56,273
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	45,501
Issuance of shares under ESPP plan (note 25.4)		$ 9,622	55	9,567				9,622
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	563,997
Issuance of shares under subscription agreement (see note 30.1)		$ 118,176	677	117,499				118,176
Share-based compensation plan (see note 25)		$ 17,144		17,144				17,144
Repurchase of shares (note 25.4) (in shares)	[1]	(66,000)
Repurchase of shares (note 25.4)		$ (10,675)	(79)	(10,596)				(10,675)
Remeasurement of Call/Put option over non-controlling interest (note 18)		(23,582)		(23,582)				(23,582)
Put option over non-controlling interest (note 3.13.3)		0		4,285				4,285	(4,285)
Other comprehensive income (loss) for the year		(98,293)				(90,525)	(12,183)	(102,708)	4,415
Net income for the year		$ 169,003			165,732			165,732	3,271
Balance at end of the year (in shares) at Dec. 31, 2024	[1]	44,029,319
Balance at end of the year at Dec. 31, 2024		$ 2,033,349	52,837	1,193,029	862,821	(138,974)	(5,782)	1,963,931	69,418
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	491,165
Issuance of shares under share-based compensation plan (see note 30.1)		$ 61,245	589	60,656				61,245
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	82,618
Issuance of shares under ESPP plan (note 25.4)		$ 8,261	99	8,162				8,261
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	124,547
Issuance of shares under subscription agreement (see note 30.1)		$ 16,431	149	16,282				16,431
Share-based compensation plan (see note 25)		$ 1,788		1,788				1,788
Repurchase of shares (note 25.4) (in shares)	[1]	(892,045)
Repurchase of shares (note 25.4)		$ (106,126)	(1,070)	(105,056)				(106,126)
Remeasurement of Call/Put option over non-controlling interest (note 18)		(12,069)		(12,069)				(12,069)
Put option over non-controlling interest (note 3.13.3)		0		5,187				5,187	(5,187)
Dividends payable to non-controlling interests		(3,254)
Other comprehensive income (loss) for the year		58,055				64,205	(12,170)	52,035	6,020
Net income for the year		$ 103,956			102,918			102,918	1,038
Balance at end of the year (in shares) at Dec. 31, 2025	[1]	43,835,604
Balance at end of the year at Dec. 31, 2025		$ 2,161,636	$ 52,604	$ 1,167,979	$ 965,739	$ (74,769)	$ (17,952)	$ 2,093,601	$ 68,035

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.